Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings

NOTE 13 – SHORT-TERM BORROWINGS

Short-term borrowings at December 31, 2012 and 2011 are summarized as follows:

(Dollars in thousands)	2012	2011
Federal Home Loan Bank advances	$—	$192,000
Securities sold under agreements to repurchase	303,045	203,543

Total short-term borrowings	$303,045	$395,543

Securities sold under agreements to repurchase, which are classified as secured borrowings, generally mature daily. Securities sold under agreements to repurchase are reflected at the amount of cash received in connection with the transaction. The Company may be required to provide additional collateral based on the fair value of the underlying securities.

The short-term borrowings at December 31, 2011 consisted of one FHLB advance with a maturity of 2 days at a fixed interest rate of 0.140%.

Additional information on the Company’s short-term borrowings for the years indicated is as follows:

(Dollars in thousands)	2012	2011	2010
Outstanding at December 31st	$303,045	$395,543	$220,328
Maximum month-end outstanding balance	640,768	395,543	289,248
Average daily outstanding balance	284,201	220,146	216,116
Average rate during the year	0.22%	0.26%	0.38%
Average rate at year end	0.22%	0.27%	0.24%